Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Total	Parent Company's Net Investment [member]	Share capital [member]	Share issuance costs [member]	Share-based compensation reserve for granted [member]	Share-based compensation reserve for vested [member]	Treasury shares	Accumulated losses [member]
Equity at beginning of the period at Dec. 31, 2019	R$ 3,100,083	R$ 3,100,083
Share-based payment contributions	686					686
Increase (decrease) through net investment of parent company	(6,335)	(6,335)
Changes in parent company's investment, net		(3,093,748)	3,123,245			(686)		(28,811)
Capital contribution	2,426		2,426
Comprehensive loss for the year
Loss for the year	(45,649)							(45,649)
Total comprehensive loss for the year	(45,649)							(45,649)
Shareholders' contribution and distributions to shareholders
Issuance of common shares at initial public offering (Note 1.2)	1,836,317		1,836,317
Share based compensation granted and issued (Note 23)	38,962				38,962
Share issuance costs, net of taxes	(141,173)			(141,173)
Total shareholders' contribution and distributions to shareholders	1,734,106		1,836,317	(141,173)
Equity at end of the period at Dec. 31, 2020	4,785,317		4,961,988	(141,173)	38,962			(74,460)
Comprehensive loss for the year
Loss for the year	(118,754)							(118,754)
Total comprehensive loss for the year	(118,754)							(118,754)
Shareholders' contribution and distributions to shareholders
Share based compensation granted and issued (Note 23)	22,526				22,526
Share based compensation vested (Note 23)					(31,043)	31,043
Acquisition of shares (Note 23d)	(23,880)						(23,880)
Equity at end of the period at Dec. 31, 2021	4,665,209		4,961,988	(141,173)	30,445	31,043	(23,880)	(193,214)
Comprehensive loss for the year
Loss for the year	(54,573)							(54,573)
Total comprehensive loss for the year	(54,573)							(54,573)
Shareholders' contribution and distributions to shareholders
Share based compensation granted and issued (Note 23)	19,043				19,043
Share based compensation vested (Note 23)					(3,243)	3,243
Acquisition of shares (Note 23d)							(23,880)
Equity at end of the period at Dec. 31, 2022	R$ 4,629,679		R$ 4,961,988	R$ (141,173)	R$ 46,245	R$ 34,286	R$ (23,880)	R$ (247,787)